CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (1,149)	$ (55,290)	$ 3,985
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of property, plant and equipment	22,407	21,984	15,834
Amortization of land use rights	1,174	1,144	935
Amortization of intangible assets	199	213	161
Impairment loss on goodwill	0	11,388	0
Impairment loss on long-lived assets	0	11,590	0
Deferred income taxes	(163)	(485)	(656)
Changes in fair value of warrant liabilities	399	(951)	(365)
Gain from disposal of subsidiaries	(2,767)
Amortization of debt issuance costs	191	19	19
Accretion of guarantee deposit			391
Amortization of unfavorable contract obligations			(586)
Amortization of government grant	(3)	(3)	(6)
Share-based compensation expense	166	10,479	3,615
Loss from disposal of property, plant and equipment	508	266	73
Exchange loss (gain)	(28)	851	855
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	(462)
Provision for impairment allowance on prepayments and other current assets	843	696
Provision for allowance for doubtful accounts on amounts due from a related party		1,302
Net pension cost recognized	33	173
Changes in operating assets and liabilities:
Accounts receivable	(1,797)	242	5,426
Notes receivable	(1,874)
Amounts due from related parties			(1,487)
Prepayments and other current assets	(463)	310	3,703
Other non-current assets	779	(344)	(138)
Accounts payable	(345)	(42)	690
Amounts due to related parties	(2)
Accrued expenses and other current liabilities	(1,524)	(1,903)	10,089
Other non-current liabilities	6,578	5	584
Net cash generated from operating activities	22,700	1,644	43,122
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired	(8,923)	(19,330)	(43,213)
Proceeds from disposal of subsidiaries	20,212
Advances to an acquired business prior to the acquisition date			(43,548)
Cash deposit for potential acquisitions		(696)	(9,475)
Acquisition of land use rights			(223)
Acquisition of property, plant and equipment	(7,091)	(1,490)	(2,927)
Proceeds from disposal of property, plant and equipment	35	112	3
Payment to contractors for construction projects	(6,931)	(3,330)	(4,223)
Loans to a related party	(86)
Net cash used in investing activities	(2,784)	(24,734)	(103,606)
Cash flows from financing activities:
Purchase of subsidiary shares from noncontrolling interests		(1,204)
Proceeds from loans from related parties	572	1,263	2,247
Proceeds from short-term loans	28,070	23,066	8,327
Proceeds from long-term loans	72,947	45,823	23,805
Proceeds from initial public offering			96,000
Proceeds from exercised warrants		10,036
Proceeds from loans from third parties	20,161	17,456
Payment of deferred initial public offering costs			(10,012)
Payment of debt issuance costs and service fee	(704)
Payment of loans from related parties	(69)
Repayment of short-term loans	(28,051)	(20,889)	(7,206)
Repayment of long-term loans	(69,986)	(66,955)	(50,717)
Repayment of loans from third parties	(38,136)	(10,637)
Restricted cash	(5,166)
Net cash provided by (used in) financing activities	(20,362)	(2,041)	62,444
Net increase (decrease) in cash and cash equivalents	(446)	(25,131)	1,960
Effect of changes in exchange rate on cash and cash equivalents	11	76	(121)
Cash and cash equivalents at the beginning of the year	8,402	33,457	31,618
Cash and cash equivalents at the end of the year	7,967	8,402	33,457
Supplementary disclosure of cash flow information
Interest paid	19,983	22,928	15,812
Income taxes paid	2,855	2,333	1,261
Non-cash activities:
Non-cash portion of deferred initial public offering costs			1,036
Convertible redeemable preferred shares issued as dividends			3,563
Conversion of convertible redeemable preferred shares into ordinary shares			119,754
Non-cash portion of acquisition of subsidiaries		1,825	11,333
Non-cash portion of acquisition of property, plant and equipment	3,330	9,595	2,741
Non-cash portion of disposal of property, plant and equipment		20
Discharge of liability from disposal of subsidiaries	$ 158